SIGNIFICANT RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2017
SIGNIFICANT RISKS AND UNCERTAINTIES [Abstract]
SIGNIFICANT RISKS AND UNCERTAINTIES
3.	SIGNIFICANT RISKS AND UNCERTAINTIES

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents of the Company included aggregate amounts of $29,027 and $23,144 at December 31, 2016 and 2017, respectively, which were denominated in RMB.

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash, cash equivalents, term deposits, short-term investment, accounts receivable, financing receivable and amounts due from related parties. The Company places their cash, cash equivalents, term deposits and short-term investment, with financial institutions with high-credit ratings and quality. The Company conducts credit evaluations of customers in online advertising and internet finance business, and requires collateral or other security from the customers for certain of the financing receivable as described in Note 7.

There were no customers that accounted for 10% or more of total net revenue for the years ended December 31, 2015, 2016 and 2017.

One customer accounted for 13% of the balance of accounts receivable as of December 31, 2016. No customers accounted for 10% or more of the balance of accounts receivable or financing receivable as of December 31, 2017.